Consolidated statement of financial position - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Non-current assets
Goodwill	€ 27,615	€ 31,884
Other intangible assets	19,592	21,360
Property, plant and equipment	37,992	40,804
Investments in associates and joint ventures	11,079	5,323
Other investments	1,093	1,073
Deferred tax assets	19,316	19,089
Post employment benefits	329	555
Trade and other receivables	7,843	6,383
Total non-current assets	124,859	126,471
Current assets
Inventory	956	836
Taxation recoverable	279	296
Trade and other receivables	10,705	11,019
Other investments	7,017	7,931
Cash and cash equivalents	11,705	7,496
Total current assets	30,662	27,578
Total assets	155,521	154,049
Equity
Called up share capital	4,797	4,797
Additional paid-in capital	149,145	149,018
Treasury shares	(7,719)	(7,278)
Accumulated losses	(113,086)	(122,022)
Accumulated other comprehensive income	30,262	30,268
Total attributable to owners of the parent	63,399	54,783
Non-controlling interests	1,084	2,290
Total equity	64,483	57,073
Non-current liabilities
Borrowings	51,669	58,131
Deferred tax liabilities	771	520
Post employment benefits	258	281
Provisions	1,572	1,881
Trade and other payables	2,184	2,516
Total non-current liabilities	56,454	63,329
Current liabilities
Borrowings	14,721	11,961
Financial liabilities under put option arrangements	485	494
Taxation liabilities	457	864
Provisions	674	667
Trade and other payables	18,247	19,661
Total current liabilities	34,584	33,647
Total equity and liabilities	€ 155,521	€ 154,049